Portfolio of Investments – as of March 31, 2026 (Unaudited)
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 95.1% of Net Assets
	China — 1.4%
210,300	Alibaba Group Holding Ltd.	$3,296,344
	Denmark — 2.3%
22,195	DSV AS	5,360,272
	France — 20.3%
101,275	Accor SA	4,857,470
23,500	Airbus SE	4,443,212
68,391	BNP Paribas SA	6,515,175
28,553	Capgemini SE	3,369,209
46,600	Danone SA	3,723,673
236,900	Dassault Systemes SE	4,795,863
127,396	Edenred SE	2,537,590
12,780	Kering SA	3,880,818
9,485	LVMH Moet Hennessy Louis Vuitton SE	5,184,969
55,200	Pernod Ricard SA	4,104,775
48,892	Publicis Groupe SA	4,046,766
		47,459,520
	Germany — 22.2%
42,300	adidas AG	6,846,541
7,751	Allianz SE	3,273,390
16,436	Aumovio SE(a)	643,652
99,930	Bayer AG	4,624,581
57,400	Bayerische Motoren Werke AG	5,309,884
63,626	Brenntag SE	4,309,915
47,873	Continental AG	3,341,878
85,581	Daimler Truck Holding AG	4,214,505
67,500	Fresenius SE & Co. KGaA	3,502,963
26,500	SAP SE	4,517,788
96,500	Siemens Healthineers AG	4,117,275
62,100	Symrise AG	5,302,826
217,974	thyssenkrupp AG	1,920,679
		51,925,877
	India — 1.2%
228,975	Axis Bank Ltd.	2,835,905
	Indonesia — 1.6%
12,993,300	Bank Mandiri Persero Tbk. PT	3,647,249
	Ireland — 1.2%
15,982	Flutter Entertainment PLC(a)	1,629,365
9,365	Ryanair Holdings PLC, ADR	541,297
25,500	Ryanair Holdings PLC	717,872
		2,888,534
	Italy — 1.3%
500,235	Intesa Sanpaolo SpA	3,025,364
	Japan — 5.3%
372,200	Asahi Group Holdings Ltd.	3,716,278
119,000	Fujitsu Ltd.	2,433,629
11,000	SMC Corp.	4,326,278
315,800	Unicharm Corp.	1,851,560
		12,327,745
	Korea — 2.8%
140,000	Coupang, Inc.(a)	2,643,200
40,197	KB Financial Group, Inc.	3,946,158
		6,589,358
	Mexico — 1.6%
33,300	Fomento Economico Mexicano SAB de CV, ADR	3,698,298
Shares	Description	Value (†)
	Netherlands — 7.6%
69,741	Akzo Nobel NV	$4,009,082
1,725	ASML Holding NV	2,278,432
51,000	ASR Nederland NV	3,511,187
32,000	IMCD NV	3,348,669
101,896	Prosus NV	4,717,331
		17,864,701
	Sweden — 2.2%
533,900	Hexagon AB, Class B	5,195,977
	Switzerland — 4.3%
23,183	Cie Financiere Richemont SA, Class A	4,093,330
544,080	Glencore PLC(a)	4,120,793
4,845	Roche Holding AG	1,933,595
		10,147,718
	United Kingdom — 15.0%
15,850	AstraZeneca PLC, ADR	3,125,937
154,968	Bunzl PLC	4,665,378
167,100	Compass Group PLC	4,662,242
119,700	Diageo PLC	2,226,087
215,800	Haleon PLC, ADR	2,160,158
54,300	Intertek Group PLC	2,642,182
21,700	London Stock Exchange Group PLC	2,562,504
256,457	Prudential PLC	3,565,550
81,226	Reckitt Benckiser Group PLC	5,461,664
75,100	Unilever PLC	4,122,943
		35,194,645
	United States — 4.8%
442,592	CNH Industrial NV	4,868,512
97,250	Sunbelt Rentals Holdings, Inc.	6,330,002
		11,198,514
	Total Common Stocks (Identified Cost $207,535,094)	222,656,021

Preferred Stocks — 1.4%
	Korea — 1.4%
40,950	Samsung Electronics Co. Ltd., 1.464%, (KRW) (Identified Cost $1,555,891)	3,305,628

Principal Amount
Short-Term Investments — 2.1%
$5,001,935
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 3/31/2026 at
2.150% to be repurchased at $5,002,233 on
4/01/2026 collateralized by $5,082,800 U.S. Treasury
Note, 4.125% due 9/30/2027 valued at $5,102,145
including accrued interest(b)
(Identified Cost $5,001,935)
		5,001,935
	Total Investments — 98.6% (Identified Cost $214,092,920)	230,963,584
	Other assets less liabilities — 1.4%	3,337,875
	Net Assets — 100.0%	$234,301,459

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

KRW	South Korean Won
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$ —	$3,296,344	$ —	$3,296,344
Denmark	—	5,360,272	—	5,360,272
France	—	47,459,520	—	47,459,520
Germany	—	51,925,877	—	51,925,877
India	—	2,835,905	—	2,835,905
Indonesia	—	3,647,249	—	3,647,249
Ireland	2,170,662	717,872	—	2,888,534
Italy	—	3,025,364	—	3,025,364
Japan	1,851,560	10,476,185	—	12,327,745
Korea	2,643,200	3,946,158	—	6,589,358
Netherlands	2,278,432	15,586,269	—	17,864,701
Sweden	—	5,195,977	—	5,195,977
Switzerland	—	10,147,718	—	10,147,718
United Kingdom	5,286,095	29,908,550	—	35,194,645
All Other Common Stocks(a)	14,896,812	—	—	14,896,812
Total Common Stocks	29,126,761	193,529,260	—	222,656,021
Preferred Stocks(a)	—	3,305,628	—	3,305,628
Short-Term Investments	—	5,001,935	—	5,001,935
Total Investments	$29,126,761	$201,836,823	$—	$230,963,584

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at March 31, 2026 (Unaudited)
Euro	50.7%
British Pound	14.6
United States Dollar	13.7
Japanese Yen	5.3
South Korean Won	3.1
Swiss Franc	2.5
Danish Krone	2.3
Swedish Krona	2.2
Other, less than 2% each	4.2
Total Investments	98.6
Other assets less liabilities	1.4
Net Assets	100.0%